NOTE 6 - ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
NOTE 6 - ACCOUNTS PAYABLE

NOTE 7 - NOTES PAYABLE

Notes payable consisted of the following:
	December 31, 2013	December 31, 2012
Notes payable, issued on May 6, 2011, unsecured, interest at 10%per annum, due on demand.	$59,500	$59,500
Notes payable, issued on August 25, 2010, unsecured, interest at 10%per annum due on demand.	172,500	172,500
Notes payable issued on May 25, 2012, secured, interest at 6%per annum, due on November 14, 2012, is in default(1)	—	50,000
Notes payable issued on January 28, 2012 to individual, unsecured, interest included, due on demand.(2)	—	610,000
Notes payable issued on October 18, 2010 to individual, unsecured, interest at 15% per annum, due on demand.(3)	786,300	786,300
Notes payable issued on October 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand.	28,500	—
Notes payable issued on October 17, 2013 to a company, unsecured, interest at 16% per annum, due on demand.	5,000	—
Notes payable issued on March 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand.	7,500	—
Notes payable issued on July 1, 2013 to a company, unsecured, interest at 8% per annum, due on demand.	28,082	—
Notes payable issued on October 4, 2013 to a company, unsecured, interest at 8% per annum, due on demand.	6,000	—

Total notes payable	1,093,382	1,678,300
Less: current portion	(1,093,382)	(1,678,300)
Long-term notes payable	$—	$—

Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2014	$1,093,382
Total	$1,093,382

Accrued interest on notes payable for the years ended December 31, 2013 and 2012 was $363,507 and $219,978, respectively.

1)	This note payable was guaranteed by one of the shareholder. In the year 2012, the Company also issued 25,000 shares of Common stock as a consideration for the note which was fair valued at market rate for $62,500 and charged to expenses. The $50,000 note and the accrued interest of $3,296 were converted to stock by issuance of 580,000 shares of common stock of the Company during the year ended December 31, 2013

2)	This note payable was assumed on the acquisition of AFI. The original owner of AFI has pledge 1.2 million shares of the Company in escrow account.. The note was converted to stock by issuance of 2,100,000 shares of common stock of the Company during the year ended December 31, 2013

3)	This Note payable was assumed on the acquisition of AFI. The Company is negotiating a settlement agreement for $786,300, inclusive of all interest on the date of settlement.